Segment information	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
Segment information
21. Segment information:

The Company manages and reports the results of its business through three segments: Transportation, the CWI Joint Venture, and Corporate. This reflects the manner in which operating decisions and the assessment of business performance is currently managed by the Chief Operating Decision Maker ("CODM").

The financial information for the Company’s business segments evaluated by the CODM includes the results of CWI as if they were consolidated, which is consistent with the way the Company manages its business segments. As CWI is accounted for under the equity method of accounting, an adjustment is reflected in the tables below to reconcile the segment measures to the Company’s consolidated measures.

Transportation Business Segment

Westport Fuel Systems' Transportation group designs, manufactures, and sells alternative fuel systems and components for transportation applications.  The Company's diverse product offerings are sold under established global brands and include a broad range of alternative fuels which have environmental and economic advantages including: liquefied petroleum gas (“LPG”), compressed natural gas ("CNG"), liquefied natural gas (“LNG”), renewable natural gas (“RNG”), and hydrogen. The Company supplies its products and services through a global network of distributors and original equipment manufacturers (“OEMs”) and delayed OEM arrangements ("DOEMs") in more than 70 countries. Today, the Company's products and services are available for passenger cars, light-, medium- and heavy-duty trucks, high horsepower, cryogenics, and hydrogen applications.

The Transportation segment includes the independent aftermarket ("IAM"), OEMs and DOEMs, the Westport HPDI 2.0™ product line, electronics, current and advanced research and development programs, supply chain, and product planning activities.

Cummins Westport Inc. ("CWI") Joint Venture

CWI serves the medium- and heavy-duty on-highway engine markets. CWI engines are offered by many OEMs for use in transit, school and shuttle buses, conventional trucks and tractors, and refuse collection trucks, as well as specialty vehicles such as short-haul port drayage trucks and street sweepers. CWI is the leading supplier of natural gas engines to the North American medium- and heavy-duty truck and transit bus industries.

All CWI natural gas engines are dedicated 100% natural gas engines. The fuel for CWI engines can be carried in tanks on the vehicle as CNG or LNG. All engines are also capable of operating on RNG.

21. Segment information (continued):

The purpose of the joint venture is to engage in the business of developing, marketing and selling spark-ignited natural gas or propane engines for on-highway use. CWI utilizes Cummins' supply chain, back office systems and distribution and sales networks. The joint venture term is scheduled to end on December 31, 2021 (see also note 8(a)).

Corporate Business Segment

The Corporate business segment is responsible for public company activities, corporate oversight and general administrative duties, such as securing the Company's intellectual property.
Financial information by business segment as follows:

	Years ended December 31,
	2019	2018	2017
Revenue:
Transportation	$305,338	$270,283	$229,833
CWI	361,770	319,405	317,297
Total segment revenues	667,108	589,688	547,130
Less: equity investee revenue	(361,770)	(319,405)	(317,297)
Consolidated revenue from continuing operations	$305,338	$270,283	$229,833
Consolidated revenue from discontinuing operations	$—	$8,837	$46,268

	Years ended December 31,
	2019	2018	2017
Operating income (loss):
Transportation	$(798)	$(10,706)	$(40,638)
CWI	68,427	55,411	57,276
Corporate	(21,619)	(31,511)	(22,256)
Restructuring costs	(825)	(808)	(1,682)
Foreign exchange gain (loss)	2,537	(8,957)	(562)
Impairments on long lived assets, net (note 9 and 10)	(688)	(736)	(1,550)
Total segment operating income (loss)	47,034	2,693	(9,412)
Less: equity investee operating income	(68,427)	(55,411)	(57,276)
Consolidated operating loss from continuing operations	$(21,393)	$(52,718)	$(66,688)
Consolidated operating income (loss) from discontinued operations	$(147)	$(972)	$909

21. Segment information (continued):

	Years ended December 31,
	2019	2018	2017

Total additions to long-lived assets, excluding business combinations:
Transportation	$8,255	$10,062	$25,177
Corporate	606	211	111
	$8,861	$10,273	$25,288
It is impracticable for the Company to provide geographical revenue information by individual countries; however, it is practicable to provide it by geographical regions.  Product and service and other revenues are attributable to geographical regions based on location of the Company’s customers and presented as a percentage of the Company’s product and service revenues are as follows:

	% of total revenue
	Years ended December 31,
	2019	2018	2017
Europe	68%	62%	60%
Americas	17%	18%	20%
Asia	8%	10%	12%
Others	7%	10%	8%

As at December 31, 2019, total goodwill of $3,110 (December 31, 2018 - $3,170) was allocated to the Transportation segment.

As at December 31, 2019, total long-term investments of $9,850 (December 31, 2018 - $8,269) were allocated to the Corporate segment and $737 (December 31, 2018 - $549) to the Transportation segment.

Total assets are allocated as follows:

	Total assets by operating segment
	Years ended December 31
	2019	2018
Transportation	$251,948	$236,340
Corporate	27,978	31,912
CWI	113,825	112,053
	393,751	380,305
Add: assets held for sale	—	1,676
Less: equity investee total assets	(113,825)	(112,053)
Total consolidated assets	$279,926	$269,928
21. Segment information (continued):

The Company’s long-lived assets consist of property, plant and equipment (fixed assets), intangible assets and goodwill.

Long-lived assets information by geographic area:

December 31, 2019	Property, plant and equipment	Intangible assets and goodwill	Total
Italy	$22,534	$12,883	$35,417
Canada	31,909	192	32,101
United States	951	—	951
Rest of Europe	3,423	3,110	6,533
Asia Pacific	883	—	883
	59,700	16,185	75,885
Less: equity investee long lived assets	(844)	—	(844)
Total consolidated long-lived assets	$58,856	$16,185	$75,041

December 31, 2018	Property, plant and equipment	Intangible assets and goodwill	Total
Italy	$23,470	$16,067	$39,537
Canada	35,089	237	35,326
United States	1,210	—	1,210
Rest of Europe	2,870	3,695	6,565
Asia Pacific	1,726	—	1,726
	64,365	19,999	84,364
Less: equity investee's long lived assets	(934)	—	(934)
Total consolidated long-lived assets	$63,431	$19,999	$83,430